MD&A - Risk management and control - Market Risk (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Entity [Table]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	$ 3,000.0
Equity instruments held as financial assets at fair value not held for trading	$ 1,800.0
Confidence level applied for calculating VaR for internal management purpose	95.00%
Confidence level applied for calculating regulatory VaR	99.00%
Confidence level applied for calculating SVaR	99.00%
+1 bp
Entity [Table]
Regulatory threshold for eligible tier 1 capital	15.00%
Regulatory threshold for outlier test of additional tier 1 capital	15.00%
Total effect of economic value of equity for equity, goodwill and real estate	$ (22.1)
Parallel up
Entity [Table]
Increase (decrease) additional tier 1 (AT1) capital instruments, immediate effect	$ (1,100.0)
Percentage change in additional tier 1 (AT1) capital instruments	(10.00%)
Percentage change in additional tier 1 (AT1) capital instruments, immediate effect	(1.80%)
CHF | +1 bp
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ (5.5)
USD | +1 bp
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	(15.6)
UBS AG
Entity [Table]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	3,000.0
Equity instruments held as financial assets at fair value not held for trading	$ 1,800.0
Confidence level applied for calculating VaR for internal management purpose	95.00%
Confidence level applied for calculating regulatory VaR	99.00%
Confidence level applied for calculating SVaR	99.00%
UBS AG | +1 bp
Entity [Table]
Regulatory threshold for eligible tier 1 capital	15.00%
Regulatory threshold for outlier test of additional tier 1 capital	15.00%
Total effect of economic value of equity for equity, goodwill and real estate	$ (22.1)
UBS AG | Parallel up
Entity [Table]
Increase (decrease) additional tier 1 (AT1) capital instruments, immediate effect	$ (1,100.0)
Percentage change in additional tier 1 (AT1) capital instruments	10.00%
Percentage change in additional tier 1 (AT1) capital instruments, immediate effect	(1.80%)
UBS AG | CHF | +1 bp
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ (5.5)
UBS AG | USD | +1 bp
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ (15.6)